AST BOND PORTFOLIO 2030
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 85.8%
Asset-Backed Securities — 24.7%
Automobiles — 3.7%
AmeriCredit Automobile Receivables Trust,
Series 2020-01, Class B
1.480%	01/21/25	400	$404,565
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-01A, Class A, 144A
2.330%	08/20/26	100	103,944
CarMax Auto Owner Trust,
Series 2019-01, Class A3
3.050%	03/15/24	23	23,021
Series 2021-01, Class C
0.940%	12/15/26	200	199,069
Enterprise Fleet Financing LLC,
Series 2019-01, Class A2, 144A
2.980%	10/20/24	45	44,835
Series 2019-02, Class A2, 144A
2.290%	02/20/25	44	44,367
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	100	100,000
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	100	107,073
Series 2021-A, Class C
0.830%	08/15/28	100	98,933
GM Financial Consumer Automobile Receivables Trust,
Series 2021-01, Class C
1.040%	05/17/27	200	199,372
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	200	200,210
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	200	200,636
Honda Auto Receivables Owner Trust,
Series 2019-01, Class A3
2.830%	03/20/23	37	37,347
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	500	535,926
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class C, 144A
1.030%	11/16/26	200	198,680
Santander Drive Auto Receivables Trust,
Series 2021-01, Class C
0.750%	02/17/26	300	301,228
			2,799,206
Collateralized Loan Obligations — 20.1%
AIG CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.254%(c)	04/20/32	750	749,999
Allegro CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.284%(c)	07/20/32	750	749,719
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR2, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.222%(c)	01/28/31	1,000	$999,777
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.204%(c)	07/18/30	1,250	1,249,726
Battalion CLO Ltd.,
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.484%(c)	01/17/33	250	250,146
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.179%(c)	07/27/31	2,579	2,581,342
CIFC Funding Ltd. (Cayman Islands),
Series 2014-02RA, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.175%(c)	04/24/30	1,000	999,782
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.270%(c)	07/15/34	500	500,024
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.156%(c)	04/15/31	2,500	2,499,623
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.314%(c)	10/20/31	250	250,117
ICG US CLO Ltd. (Cayman Islands),
Series 2015-02RA, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
1.496%(c)	01/16/33	250	250,134
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.245%(c)	04/25/32	250	249,811
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.528%(c)	10/23/32	750	749,139
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A
0.000%(cc)	10/12/30	500	499,986
OCP CLO Ltd. (Cayman Islands),
Series 2020-18A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.224%(c)	07/20/32	750	751,174
Romark CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.320%(c)	07/10/34	750	749,571
A1

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
1.474%(c)	07/20/32	1,000	$1,000,511
Series 2020-01A, Class A1A, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)
1.436%(c)	04/15/33	250	250,626
			15,331,207
Consumer Loans — 0.1%
OneMain Financial Issuance Trust,
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
0.810%(c)	06/16/36	100	100,727
SoFi Consumer Loan Program Trust,
Series 2020-01, Class A, 144A
2.020%	01/25/29	20	20,027
			120,754
Credit Cards — 0.7%
American Express Credit Account Master Trust,
Series 2019-01, Class A
2.870%	10/15/24	100	101,241
Series 2019-03, Class A
2.000%	04/15/25	100	101,724
BA Credit Card Trust,
Series 2019-A01, Class A1
1.740%	01/15/25	200	202,738
Discover Card Execution Note Trust,
Series 2017-A04, Class A4
2.530%	10/15/26	100	105,012
			510,715
Student Loan — 0.1%
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	100	102,632

Total Asset-Backed Securities (cost $18,597,829)			18,864,514
Commercial Mortgage-Backed Securities — 15.6%
Benchmark Mortgage Trust,
Series 2020-B17, Class A4
2.042%	03/15/53	1,350	1,349,939
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	54	57,610
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class AAB
3.522%	09/10/58	256	269,257
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46	400	424,804
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2013-LC06, Class ASB
2.478%	01/10/46	314	$316,776
Series 2015-CR25, Class A3
3.505%	08/10/48	39	41,422
Series 2015-CR26, Class A3
3.359%	10/10/48	50	52,526
CSAIL Commercial Mortgage Trust,
Series 2015-C01, Class A3
3.236%	04/15/50	48	49,943
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A2
1.886%	08/10/49	2	1,793
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.437%(cc)	07/25/26	79,879	4,157,372
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	339	342,589
Series 2013-GC14, Class A5
4.243%	08/10/46	300	317,240
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class A4A1
3.373%	11/15/47	2,930	3,089,595
Series 2015-C30, Class A3
3.322%	07/15/48	99	98,625
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class ASB
2.554%	04/15/46	386	391,256
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A2
2.313%	10/15/52	500	513,518
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A5
3.184%	04/15/50	400	426,550

Total Commercial Mortgage-Backed Securities (cost $11,408,481)			11,900,815
Corporate Bonds — 21.7%
Aerospace & Defense — 0.6%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30(a)	475	483,941
Agriculture — 0.8%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.700%	04/02/27	530	598,436
Airlines — 0.0%
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	14	14,550
Auto Manufacturers — 0.1%
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23	85	88,717

A2

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks — 12.2%
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)	45	$46,003
Sr. Unsec’d. Notes, MTN
2.015%(ff)	02/13/26(a)	575	589,997
2.496%(ff)	02/13/31	210	212,511
3.194%(ff)	07/23/30	35	37,297
Sub. Notes, MTN
4.450%	03/03/26	15	16,800
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
2.500%	01/23/23	1,000	1,029,367
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	90	92,291
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31	155	159,049
2.976%(ff)	11/05/30	180	189,326
Sub. Notes
4.450%	09/29/27	15	17,060
Development Bank of Japan, Inc. (Japan),
Sr. Unsec’d. Notes
2.500%	10/18/22	200	204,529
Sr. Unsec’d. Notes, GMTN
2.000%	10/19/21	2,000	2,001,532
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, EMTN
3.250%	09/26/23	1,000	1,055,220
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	20	20,459
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	35	35,163
Sr. Unsec’d. Notes
2.739%(ff)	10/15/30	515	534,225
4.005%(ff)	04/23/29	55	61,527
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes, GMTN
3.125%	12/15/21	100	100,596
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes
2.375%	06/10/25	500	529,086
Gov’t. Gtd. Notes, EMTN
1.875%	04/17/23	200	204,983
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	280	289,481
Sub. Notes, MTN
3.950%	04/23/27	55	61,170
Oesterreichische Kontrollbank AG (Austria),
Gov’t. Gtd. Notes
1.500%	02/12/25	1,500	1,539,588
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.450%	04/23/29	20	22,148
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	245	$249,860
			9,299,268
Chemicals — 0.0%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.625%	05/15/26	25	27,407
Commercial Services — 0.1%
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	15	15,671
3.750%	06/01/23	25	26,125
			41,796
Diversified Financial Services — 0.1%
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.750%	10/01/29	70	73,877
Electric — 1.1%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.700%	07/15/30	295	332,091
Florida Power & Light Co.,
First Mortgage
2.850%	04/01/25	415	440,463
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29	40	44,741
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
2.875%	07/15/29	45	47,869
			865,164
Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes
3.750%	04/01/30	90	97,625
Gas — 0.1%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29	30	31,168
Healthcare-Products — 0.1%
Baxter International, Inc.,
Sr. Unsec’d. Notes
3.950%	04/01/30	80	90,667
Healthcare-Services — 0.2%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.875%	09/15/29	65	68,443

A3

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	75	$79,221
			147,664
Insurance — 0.1%
Unum Group,
Sr. Unsec’d. Notes
4.000%	06/15/29	50	55,499
Media — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.050%	03/30/29	395	461,305
Comcast Corp.,
Gtd. Notes
3.400%	04/01/30	50	54,931
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	345	365,385
3.500%	08/15/27	100	109,493
			991,114
Mining — 0.0%
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	10	10,411
Multi-National — 1.0%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.625%	01/30/24	500	525,449
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
3.250%	02/11/22	50	50,500
FMS Wertmanagement (Germany),
Gov’t. Gtd. Notes
2.750%	03/06/23	200	207,107
			783,056
Oil & Gas — 1.0%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.400%	04/15/29	50	56,023
ConocoPhillips,
Gtd. Notes, 144A
4.300%	08/15/28	450	517,865
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	50	52,553
4.500%	04/15/23	25	25,885
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24	45	47,210
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26	55	$62,109
			761,645
Pharmaceuticals — 1.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29(a)	340	366,371
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.400%	07/26/29	10	11,082
Cigna Corp.,
Gtd. Notes
3.500%	06/15/24	100	106,802
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28	138	157,359
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	350	364,881
			1,006,495
Pipelines — 0.7%
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25	170	178,347
3.750%	05/15/30(a)	280	302,306
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	40	42,945
			523,598
Retail — 0.5%
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30(a)	305	349,738
Semiconductors — 0.0%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	10	9,969
Telecommunications — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	200	229,333

Total Corporate Bonds (cost $16,086,436)			16,581,138
Residential Mortgage-Backed Security — 0.0%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	16	17,210
(cost $16,624)

A4

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds — 15.1%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.750%	10/17/24	1,000	$1,030,574
3.250%	07/20/23	200	210,255
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
1.750%	09/05/24	1,000	1,028,496
3.250%	04/24/23	200	208,728
Kommunalbanken A/S (Norway),
Sr. Unsec’d. Notes, EMTN
2.000%	06/19/24	200	207,764
Kommuninvest I Sverige AB (Sweden),
Local Gov’t. Gtd. Notes, EMTN
3.000%	03/23/22	200	202,681
Kuntarahoitus OYJ (Finland),
Local Gov’t. Gtd. Notes, EMTN
2.375%	03/15/22	200	201,992
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.300%	07/22/30	405	388,239
2.200%	07/26/22	150	152,462
3.300%	03/15/28	1,005	1,117,604
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	150	152,875
2.250%	06/02/26	150	158,421
Sr. Unsec’d. Notes, Series 10
1.750%	09/27/24	1,500	1,550,639
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	05/04/22	300	303,425
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	1,500	1,575,797
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.250%	05/18/22	100	101,298
2.300%	06/15/26	150	158,367
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27	250	270,094
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29	400	570,206
Sr. Unsec’d. Notes, Series QX
1.500%	02/11/25	1,500	1,537,904
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.625%	04/25/22	200	202,748
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.500%	06/08/22	200	202,971

Total Sovereign Bonds (cost $11,459,448)			11,533,540
U.S. Government Agency Obligations — 8.4%
Federal Home Loan Bank
3.250%	11/16/28(k)	2,000	2,257,856
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Federal Home Loan Mortgage Corp.
1.500%	02/12/25	2,000	$2,057,692
Federal National Mortgage Assoc.
1.625%	01/07/25(k)	2,000	2,068,239

Total U.S. Government Agency Obligations (cost $6,386,400)			6,383,787
U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes
2.375%	08/15/24(k)	20	21,076
U.S. Treasury Strips Coupon
1.450%(s)	08/15/42(k)	75	47,473
1.463%(s)	11/15/42(k)	70	44,026
1.470%(s)	11/15/41(k)	70	45,175
2.165%(s)	08/15/39(k)	100	68,945
2.416%(s)	05/15/42	20	12,764

Total U.S. Treasury Obligations (cost $259,681)			239,459

Total Long-Term Investments (cost $64,214,899)			65,520,463

	Shares
Short-Term Investments — 11.9%
Affiliated Mutual Funds
PGIM Core Short-Term Bond Fund(wc)	840,897	7,744,658
PGIM Core Ultra Short Bond Fund(wc)	567	567
PGIM Institutional Money Market Fund (cost $1,313,164; includes $1,313,092 of cash collateral for securities on loan)(b)(wc)	1,314,087	1,313,298

Total Short-Term Investments (cost $9,006,468)		9,058,523

TOTAL INVESTMENTS—97.7% (cost $73,221,367)		74,578,986

Other assets in excess of liabilities(z) — 2.3%		1,734,924

Net Assets — 100.0%		$76,313,910

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note

A5

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
NSA	Non-Seasonally Adjusted
Q	Quarterly payment frequency for swaps
SOFR	Secured Overnight Financing Rate
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,232,603; cash collateral of $1,313,092 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
527	10 Year U.S. Ultra Treasury Notes	Dec. 2021	$76,546,750	$(889,874)
7	20 Year U.S. Treasury Bonds	Dec. 2021	1,114,531	(3,072)
1	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	191,063	(8,783)
				(901,729)
Short Positions:
80	2 Year U.S. Treasury Notes	Dec. 2021	17,604,375	9,780
170	5 Year U.S. Treasury Notes	Dec. 2021	20,866,172	109,229
44	10 Year U.S. Treasury Notes	Dec. 2021	5,790,813	(59)
				118,950
				$(782,779)
Credit default swap agreements outstanding at September 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.37.V1	12/20/26	1.000%(Q)	5,000	$(124,021)	$(120,928)	$3,093
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery
A6

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Inflation swap agreements outstanding at September 30, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
340	01/12/26	2.205%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(19,305)	$(19,305)
680	01/13/26	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(40,527)	(40,527)
1,710	02/02/26	2.295%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(4,022)	(88,781)	(84,759)
1,020	02/18/26	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(48,004)	(48,004)
				$(4,022)	$(196,617)	$(192,595)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7